The Company and Basis of Presentation (Details 1 - Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022	Mar. 03, 2023 BRL (R$)	Jul. 19, 2022 BRL (R$) INSTALLMENTS
The Company and Basis of Presentation
Number of Reportable Segments	2
Digital Services Platform
The Company and Basis of Presentation
Percentage of total net revenues	10.00%
Livraria Livro Facil Ltda.("Livro Fácil")
The Company and Basis of Presentation
Interest in subsidaries	0.00%	100.00%
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company and Basis of Presentation
Interest in subsidaries	100.00%	100.00%
Educbank Gestao de Pagamentos Educacionais S.A. ("Educbank")
The Company and Basis of Presentation
Percentage of equity interests acquired				45.00%
Consideration transferred				R$ 87,651
Consideration paid in cash				63,814
Business Combination, Remaining consideration to be transferred, acquisition-date fair value				R$ 23,837
Number of installments for contingent consideration payment | INSTALLMENTS				4
Flex Flix Limited ("Flex Flix")
The Company and Basis of Presentation
Percentage of equity interests acquired				10.00%
Consideration paid in cash				R$ 8,271
Escola Start Ltda. ("Start")
The Company and Basis of Presentation
Consideration transferred	R$ 2,806
Escola Start Ltda. ("Start") | Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company and Basis of Presentation
Percentage of equity interests acquired			51.00%
Consideration transferred			R$ 4,414
Consideration paid in cash			4,100
Business Combination, Remaining consideration to be transferred, acquisition-date fair value			R$ 1,608